UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Abbott
Title:   Vice President - Investments
Phone:   573-214-4418

Signature, Place, and Date of Signing:


David Abbott              Columbia, MO        February 1, 2013
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           50
Form 13F Information Table Value Total:     $220,352
                                         (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                       TITLE
                                         OF               VALUE     SHRS OR            INVESTMENT     VOTING AUTHORITY
NAME OF ISSUER                         CLASS    CUSIP   (X$1000)    PRN AMT    SH/ PRN DISCRETIONSOLE SHARED  NONE
UNION PACIFIC CORPORATION               COM   907818108  10,674      84,906       SH      SOLE                 84,906
EXXON MOBIL CORPORATION                 COM   30231G102  10,197     117,812       SH      SOLE                117,812
INTERNATIONAL BUSINESS MACHINE          COM   459200101   9,156      47,800       SH      SOLE                 47,800
WAL-MART STORES                         COM   931142103   8,892     130,324       SH      SOLE                130,324
ORACLE CORP                             COM   68389X105   8,130     244,000       SH      SOLE                244,000
CATERPILLAR TRACTOR CO                  COM   149123101   7,993      89,200       SH      SOLE                 89,200
PHILIP MORRIS INTERNATIONAL             COM   718172109   7,653      91,500       SH      SOLE                 91,500
PEPSICO INCORPORATED                    COM   713448108   7,370     107,700       SH      SOLE                107,700
BHP BILLITON LTD - SPON ADR             ADR   088606108   7,121      90,800       SH      SOLE                 90,800
BERKSHIRE HATHAWAY                      COM   084670108   6,971        52         SH      SOLE                   52
ROYAL DUTCH SHELL PLC - ADR A           ADR   780259206   6,343      92,000       SH      SOLE                 92,000
SCHLUMBERGER LTD                        COM   806857108   6,105      88,100       SH      SOLE                 88,100
PROCTER & GAMBLE CO                     COM   742718109   6,022      88,700       SH      SOLE                 88,700
AMERICAN EXPRESS COMPANY                COM   025816109   5,443      94,700       SH      SOLE                 94,700
ABBOTT LABS                             COM   002824100   5,220      79,700       SH      SOLE                 79,700
COVIDIEN LTD                            COM   G2554F113   5,220      90,400       SH      SOLE                 90,400
INTEL CORP                              COM   458140100   5,064     245,600       SH      SOLE                245,600
VISA INC/A                              COM   92826C839   4,835      31,900       SH      SOLE                 31,900
GENERAL ELECTRIC COMPANY                COM   369604103   4,796     228,500       SH      SOLE                228,500
3M COMPANY                              COM   88579Y101   4,643      50,000       SH      SOLE                 50,000
AMETEK INC                              COM   031100100   4,537     120,750       SH      SOLE                120,750
LOWE'S CORP                             COM   548661107   4,404     124,000       SH      SOLE                124,000
ENBRIDGE INC.                           COM   29250N105   4,072      94,000       SH      SOLE                 94,000
MEAD JOHNSON NUTRITION CO               COM   582839106   4,059      61,600       SH      SOLE                 61,600
EMERSON ELECTRIC CO                     COM   291011104   4,020      75,900       SH      SOLE                 75,900
ILLINOIS TOOL WORKS                     COM   452308109   4,013      66,000       SH      SOLE                 66,000
JM SMUCKER CO                           COM   832696405   3,993      46,300       SH      SOLE                 46,300
YUM BRANDS INC                          COM   988498101   3,692      55,600       SH      SOLE                 55,600
CISCO SYSTEMS INC                       COM   17275R102   3,356     170,800       SH      SOLE                170,800
HSBC HOLDINGS PLC-SPONS ADR             ADR   404280406   3,211      60,500       SH      SOLE                 60,500
PFIZER INC                              COM   717081103   3,007     119,900       SH      SOLE                119,900
TARGET CORP                             COM   87612E106   3,000      50,700       SH      SOLE                 50,700
MERCK & CO.                             COM   58933Y105   2,952      72,100       SH      SOLE                 72,100
PRAXAIR INC                             COM   74005P104   2,944      26,900       SH      SOLE                 26,900
CME GROUP INC                           COM   12572Q105   2,888      57,000       SH      SOLE                 57,000
EXPRESS SCRIPTS HOLDING CO              COM   30219G108   2,721      50,382       SH      SOLE                 50,382
FRANKLIN RESOURCES                      COM   354613101   2,677      21,300       SH      SOLE                 21,300
BP P.L.C.                               ADR   055622104   2,668      64,082       SH      SOLE                 64,082
ENBRIDGE ENERGY MANAGEMENT LLC          COM   29250X103   2,493      86,290       SH      SOLE                 86,290
ENSCO PLC-CL A                        SHS CLASG3157S106   2,306      38,900       SH      SOLE                 38,900
VERISK ANALYTICS INC - CLASS A          COM   92345Y106   2,212      43,400       SH      SOLE                 43,400
FLOWSERVE CORP                          COM   34354P105   2,173      14,800       SH      SOLE                 14,800
KOHL'S CORP                             COM   500255104   2,132      49,600       SH      SOLE                 49,600
HOSPIRA INC                             COM   441060100   1,684      53,900       SH      SOLE                 53,900
ITC HOLDINGS CORP                       COM   465685105   1,592      20,700       SH      SOLE                 20,700
AVON PRODUCTS                           COM   054303102   1,547     107,700       SH      SOLE                107,700
TEVA PHARMACEUTICAL INDUSTRIES LTD      ADR   881624209   1,497      40,100       SH      SOLE                 40,100
ECOLAB INC                              COM   278865100   1,392      19,366       SH      SOLE                 19,366
HEWLETT-PACKARD CO.                     COM   428236103    995       69,800       SH      SOLE                 69,800
ALERE INC                               COM   01449J105    266       14,400       SH      SOLE                 14,400

GRAND TOTALS                                              220,352     3,990,464


